As filed with the Securities and Exchange Commission on December 2, 2011

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

(800) 774-3768

(Registrant’s telephone number, including area code)

With a copy to:

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006 Telephone: (202) 778-9475
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	December 30, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until December 30, 2011, the effectiveness of the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, which effectiveness was subsequently delayed by prior Post-Effective Amendments to its Registration Statement. Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Grail DoubleLine Emerging Markets Fixed Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 10, filed on June 23, 2010, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 2nd day of December 2011.

Columbia ETF Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ J. Kevin Connaughton	President (Principal Executive Officer)	December 2, 2011

J. Kevin Connaughton

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	December 2, 2011

Michael G. Clarke

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	December 2, 2011

Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz*	Trustee	December 2, 2011

Kathleen A. Blatz

/s/ Pamela G. Carlton*	Trustee	December 2, 2011

Pamela G. Carlton

/s/ Patricia M. Flynn*	Trustee	December 2, 2011

Patricia M. Flynn

/s/ John F. Maher*	Trustee	December 2, 2011

John F. Maher

/s/ Catherine James Paglia*	Trustee	December 2, 2011

Catherine James Paglia

/s/ Leroy C. Richie*	Trustee	December 2, 2011

Leroy C. Richie

/s/ Alison Taunton-Rigby*	Trustee	December 2, 2011

Alison Taunton-Rigby

/s/ William F. Truscott*	Trustee	December 2, 2011

William F. Truscott

* By:	/s/ Joseph L.D’Alessandro

Pursuant to Power of Attorney